Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock-Based Compensation [Abstract]
Stock-Based Compensation
5.  Stock-Based Compensation

Stock Options

The Company accounts for stock option grants to employees and non-employee directors under the provisions of ASC 718, Stock Compensation.  ASC 718 requires the recognition of the fair value of stock-based compensation in the statement of operations.  In addition, the Company accounts for stock option grants to consultants under the provisions of ASC 505-50, Equity-Based Payments to Non-Employees, and as such, these stock options are revalued at each reporting period through the vesting period.

The fair value of stock option awards is estimated using a Black-Scholes option pricing model.  The fair value of stock-based awards is amortized over the vesting period of the award using the straight-line method.

The Company granted 302,519 stock options during the six months ended June 30, 2014 to employees, non-employees, directors and consultants. These stock options vest over a two-year or four-year period and will be expensed over the applicable vesting period. The fair value of all stock-based awards granted during the six months ended June 30, 2014 was approximately $127,000.

The following assumptions were used for options granted for the six months ended June 30, 2014:

Assumptions for Option Grants	Six Months Ended June 30, 2014
Risk-free interest rate	1.76 - 1.91%
Volatility	129.2 - 133.4%
Expected dividend yield	0%
Expected term	5.75 - 6.25 yrs

The Company calculates expected volatility for a stock-based grant based on historic monthly common stock price observations during the period immediately preceding the grant that is equal in length to the expected term of the grant. The Company also estimates future forfeitures, using historical employee behaviors related to forfeitures, as a part of the estimate of expense as of the grant date. With respect to grants of options, the risk free rate of interest is based on the U.S. Treasury rates appropriate for the expected term of the grant.

Stock-based compensation expense was approximately $224,000 and $206,000 for the six months ended June 30, 2014 and 2013, respectively.  For the six months ended June 30, 2014, approximately $212,000 and approximately $12,000 are included in Selling, General and Administrative expenses and Research and Development expenses, respectively, on the accompanying condensed consolidated statement of operations. For the six months ended June 30, 2013, approximately $190,000 and approximately $16,000 are included in Selling, General and Administrative expenses and Research and Development expenses, respectively, on the accompanying condensed consolidated statement of operations.

There was no tax benefit related to expense recognized in the six months ended June 30, 2014 and 2013, as the Company is in a net operating loss position. As of June 30, 2014, there was approximately $674,000 of total unrecognized compensation cost related to unvested share-based compensation awards granted under the equity compensation plans, which will be amortized over the weighted average remaining requisite service period of 2.1 years.  Such amount does not include the effect of future grants of equity compensation, if any.  Of the approximately $674,000 of total unrecognized compensation cost, the Company expects to recognize approximately 28% in the remaining interim periods of 2014, approximately 55% in 2015, approximately 15% in 2016 and approximately 2% in 2017.

Restricted Stock

Total stock-based compensation expense for the restricted stock grants was approximately $3,000 for the six months ended June 30, 2014 and is included in Selling, General and Administrative expenses on the accompanying condensed consolidated interim statement of operations. As of June 30, 2014, all compensation expense related to the restricted stock awards has been recognized.

Note 9 - Stock Plans, Share-Based Payments and Warrants

Stock Plans

In 2000, the Company adopted the Nephros 2000 Equity Incentive Plan. In January 2003, the Board of Directors adopted an amendment and restatement of the plan and renamed it the Amended and Restated Nephros 2000 Equity Incentive Plan (the “2000 Plan”), under which 106,538 shares of common stock had been authorized for issuance upon exercise of options granted.

As of December 31, 2013 and 2012, 831 and 2,053 options, respectively, had been issued to non-employees under the 2000 Plan and were outstanding. During the twelve months ended December 31, 2013, 1,222 non-employee options expired.  The remaining outstanding options, all of which are fully vested, will expire on March 15, 2014. As of December 31, 2013 and 2012, 2,003 and 7,230 options, respectively, had been issued to employees under the 2000 Plan and were outstanding. During the twelve months ended December 31, 2013, 5,227 employee options expired.  The remaining employee options, all of which are fully vested, will expire on March 15, 2014.

The Board retired the 2000 Plan in June 2004, and thereafter no additional awards may be granted under the 2000 Plan.

In 2004, the Board of Directors adopted and the Company’s stockholders approved the Nephros, Inc. 2004 Stock Incentive Plan. During the year ended December 31, 2013, the Company’s stockholders approved an amendment to such plan (as amended, the “2004 Plan”), that increased the number of shares of the Company’s common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan to 4,500,000.

As of December 31, 2013, 1,360,059 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between April 27, 2015 and March 24, 2021, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years. At December 31, 2013, there were 2,407,318 shares available for future grants under the 2004 Plan. As of December 31, 2013, 715,692 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between November 11, 2014 and November 18, 2021, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years. In addition, 331,550 options were issued in 2012 to the Company’s CEO per terms of his employment agreement and are outstanding as of December 31, 2013.

As of December 31, 2012, 1,316,628 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between April 27, 2015 and May 23, 2023, and vest upon a combination of the following: immediate vesting or straight line vesting of two to four years. At December 31, 2012, there were 19,904 shares available for future grants under the 2004 Plan. As of December 31, 2012, 637,253 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between November 11, 2014 and December 31, 2023, and vest upon a combination of the following: immediate vesting or straight line vesting of two to four years.

Share-Based Payment

Prior to the Company’s initial public offering, options were granted to employees, non-employees and non-employee directors at exercise prices which were lower than the fair market value of the Company’s stock on the date of grant. After the date of the Company’s initial public offering, stock options are granted to employees, non-employees and non-employee directors at exercise prices equal to the fair market value of the Company’s stock on the date of grant. Stock options granted have a life of 10 years.

Expense is recognized, net of expected forfeitures, over the vesting period of the options. For options that vest upon the achievement of certain milestones, expense is recognized when it is probable that the condition will be met. Stock based compensation expense recognized for the years ended December 31, 2013 and 2012 was approximately $418,000 or less than $0.03 per share and approximately $443,000 or less than $0.04 per share, respectively.

Gerald J. Kochanski, Chief Financial Officer, Treasurer and Corporate Secretary of Nephros, Inc., resigned effective June 15, 2013. The Company agreed, in consideration of Mr. Kochanski providing certain consulting services to the Company, to extend the exercise period of his outstanding vested stock options from September 15, 2013 to March 14, 2014. This modification did not result in any additional compensation expense. In addition, as a result of Mr. Kochanski’s resignation, 90,945 stock options that were granted to him were forfeited on June 15, 2013. Of these 90,945 stock options, 25,000 were granted during the twelve month period ended December 31, 2013.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the below assumptions related to risk-free interest rates, expected dividend yield, expected lives and expected stock price volatility.

	Option Pricing Assumptions
Grant Year	2013	2012
Stock Price Volatility	127.46-135.98%	123.48 –128.54%
Risk-Free Interest Rates	1.09-1.75%	.093-1.32%
Expected Life (in years)	5.00-6.25	5.75-62.5
Expected Dividend Yield	0%	0%

Expected volatility is based on historical volatility of the Company’s common stock at the time of grant. The risk-free interest rate is based on the U.S. Treasury yields in effect at the time of grant for periods corresponding with the expected life of the options. For the expected life, the Company is using the simplified method as described in the SEC Staff Accounting Bulletin 107. This method assumes that stock option grants will be exercised based on the average of the vesting periods and the option’s life.

The total fair value of options vested during the fiscal year ended December 31, 2013 was approximately $519,000. The total fair value of options vested during the fiscal year ended December 31, 2012 was approximately $506,000.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding as of December 31, 2013	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Number Exercisable as of December 31, 2013	Weighted Average Exercise Price

$0.41 - $2.60	2,374,514	8.16	$0.93	1,349,579	$0.83
$15.00 - $29.80	27,909	4.58	$17.82	27,909	$17.82
$34.20-$96.00	7,711	1.38	$51.49	7,711	$51.49

Total Outstanding	2,410,134		$1.28	1,385,199	$1.46

The number of new options granted in 2013 and 2012 is 237,315 and 1,547,550, respectively. The weighted-average fair value of options granted in 2013 and 2012 is $0.56 and $1.03, respectively.

The following table summarizes the option activity for the year ended December 31, 2013:
	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2012	2,294,714	$2.14
Options granted	237,315	0.64
Options exercised	-	-
Options forfeited or expired	(121,895)	3.27
Outstanding at December 31, 2013	2,410,134	$1.28
Exercisable at December 31, 2013	1,385,199	$1.46
Vested and expected to vest at December 31, 2013	2,350,688	$1.29

The aggregate intrinsic value of stock options outstanding at December 31, 2013 is $0 and of stock options vested or expected to vest is approximately $0. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest is 8.1 years.

The aggregate intrinsic value of stock options outstanding at December 31, 2012 is $793,000 and of stock options vested or expected to vest is approximately $768,000. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest is 8.9 years.

As of December 31, 2013, the total remaining unrecognized compensation cost related to non-vested stock options amounted to $727,000 and will be amortized over the weighted-average remaining requisite service period of 2.3 years.

Restricted Stock

The Company has issued restricted stock as compensation for the services of certain employees and non-employee directors.  The grant date fair value of restricted stock was based on the fair value of the common stock on the date of grant, and compensation expense is recognized based on the period in which the restrictions lapse.

The following table summarizes restricted stock activity for the year end December 31, 2013:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2012	-	$-
Granted	398,227	0.73
Vested	(264,770)	0.71
Forfeited	(58,007)	0.88
Nonvested at December 31, 2013	75,450	$0.66

Total stock-based compensation expense for the restricted stock was approximately $157,000 for the year ended December 31, 2013.  For the year ended December 31, 2013, approximately $109,000 and approximately $48,000 are included in Selling, General and Administrative expenses and Research and Development expenses, respectively, on the accompanying condensed consolidated statement of operations. The remaining expense related to the restricted stock awards issued to non-employee directors of approximately $77,000 was recorded to offset accrued director’s fees that were incurred prior to December 31, 2012. Any additional stock-based compensation related to non-employee directors will be recorded to stock-based compensation expense. As of December 31, 2013, there was approximately $4,000 of unrecognized compensation expense related to the restricted stock awards, which is expected to be recognized over the next six months.

Warrants

The following table summarizes certain terms of all of the Company’s outstanding warrants at December 31, 2013 and 2012:

Total Outstanding Warrants at December 31, 2013
Title of Warrant	Date Issued	Expiry Date	Exercise Price	Total Common Shares Issuable
				2013	2012
Class D Warrants - Lambda	11/14/2007	3/10/2017	$0.40	8,806,575	8,806,575
July 2009 Warrants	7/24/2009	7/24/2014	$22.40	33,629	33,629
Shareholder Rights Offering Warrants	3/10/2011	3/10/2016	$0.40	2,264,817	3,057,190
March 2011 Lambda Warrants	3/10/2011	3/10/2017	$0.40	2,782,577	2,782,577
				13,887,598	14,679,971

The weighted average exercise price of the outstanding warrants was $0.45 for December 31, 2013 and 2012.

Following the closing of the rights offering in 2013, Lambda Investors’ existing warrants to purchase 8,806,575 shares that remain outstanding were amended to expire on March 10, 2017.

The following table summarizes the Class D outstanding warrants at December 31, 2013 and 2012:

	Lambda Investors	Other Investors	Total Shares to be issued
As of December 31, 2011	8,806,575	447,197	9,253,772
Exercised in 2012	-	(352,034)	(352,034)
Expired in 2012	-	(95,163)	(95,163)
As of December 31, 2012	8,806,575	-	8,806,575
Exercised in 2013	-	-	-
Expired in 2013	-	-	-
As of December 31, 2013	8,806,575	-	8,806,575

Class D warrant holders elected to exercise 352,034 of the outstanding Class D Warrants in 2012. As a result, 190,326 were exercised pursuant to the cashless exercise provision of the warrant. In addition, 161,708 warrants were exercised resulting in proceeds of approximately $65,000.

Warrants exercised during 2013 and 2012

In connection with the 2013 Rights Offering, the Company temporarily reduced the exercise price for its warrants issued in March 2011 from $0.40 per share to $0.30 per share. The Company determined that this inducement was a modification of equity instruments and, therefore, an incremental fair value of the inducement was determined using the Black-Scholes option pricing model.

During the period that the 2013 Rights Offering was open, warrant holders exercised 14,879,708 warrants, issued in March 2011, for 687,793 shares of common stock, resulting in gross proceeds of approximately $206,000 to the Company. The incremental fair value of the inducement recorded in the year ended December 31, 2013 was approximately $14,000.

Additionally, during the twelve months ended December 31, 2013, 2,254,500 warrants were exercised outside the period that the 2013 Rights Offering was open, resulting in proceeds of approximately $42,000 and the issuance of 104,206 shares of the Company’s common stock.

An additional 374 common shares were not issued as a result of warrant exercises for the year ended December 31, 2013 due to rounding.

Shareholders exercised 23,720,667 warrants, resulting in proceeds of approximately $438,000 and the issuance of 1,096,313 shares of the Company’s common stock for the year ended December 31, 2012.